                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Post-Effective Amendment No. 10

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 10

                 THE FLEX-PARTNERS (FORMERLY THE FLEX-FUNDS II)
               (Exact Name of Registrant as Specified in Charter)

             P.O. BOX 7177, 6000 MEMORIAL DRIVE, DUBLIN, OHIO 43017
                (Address of Principal Executive Offices-Zip Code)


Registrant's Telephone Number, including Area Code:  (614)766-7000


                          COMMISSION FILE NO. 33-48922
                          COMMISSION FILE NO. 811-6720

           DONALD F. MEEDER, SECRETARY - R. MEEDER & ASSOCIATES, INC.
             P.O. BOX 7177, 6000 MEMORIAL DRIVE, DUBLIN, OHIO 43017
                     (Name and Address of Agent for Service)


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
         It is proposed that this filing will become effective
                            (check appropriate box).
       /X/ immediately upon filing pursuant to paragraph (b) of Rule 485
       / / on               pursuant to paragraph (b) of Rule 485.
       / / 60 days after filing pursuant to paragraph (a)(1).
       / / on (date) pursuant to paragraph (a)(1).
       / / 75 days after filing pursuant to paragraph (a)(2).
       / / on (date) pursuant to paragraph (a)(2) on Rule 485.

If appropriate, check the following box:
       / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Indefinite number of shares registered under Rule 24f-2 by filing of a Pre-Effective Amendment No. 1, effective July 6, 1992. The 24(f)-2 Notice for the fiscal year ended December 31,1994 was filed with the Commission on February 22, 1995.

The Mutual Fund Portfolio and the Utilities Stock Portfolio have also executed this Registration Statement.

                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 18, 1995

                                  THE TAA FUND


         The accompanying Prospectus of The Flex-Partners (the "Trust") describes two series of the Trust, including the TAA Fund. The TAA Fund has two classes of shares, Class A Shares and Class C Shares. While the other series of the Trust described in the Prospectus, the BTB Fund, may offer for sale and sell Class A Shares and Class C Shares, and the TAA Fund may offer for sale and sell Class C Shares, certain regulatory issues remain to be resolved with respect to the TAA Fund before it is permitted to offer for sale or sell Class A Shares.

         Class A Shares of the TAA Fund are to be sold at net asset value plus the applicable initial sales charge (of up to a maximum of 4% of the public offering price) as shown in the table on page 16 of the Prospectus. Class A Shares of the TAA Fund also bear a Rule 12b-1 fee and an asset based service fee as described on page 16 of the Prospectus.

         The description in the Prospectus of the TAA Fund reflects a structure in which the TAA Fund invests its assets in a corresponding investment company (the "Mutual Fund Portfolio") having the same investment objective as the TAA Fund. The Mutual Fund Portfolio in turn invests in the shares of other investment companies or mutual funds. Regulatory issues referred to above remain unresolved with regard to this type of multiple-tiered structure, as practiced by the Mutual Fund Portfolio and The TAA Fund, in the context of Class A Shares, which impose an initial sales charge of up to a maximum of 4% of the public offering price.

         Consequently, until and unless these regulatory issues are resolved, Class A Shares of the TAA Fund are not permitted to be offered for sale or sold. The Trust is unable to predict when or whether the regulatory issues referred to above will be resolved. Questions or comments may be directed to the Trust at the address or telephone numbers set forth on the cover page of the Prospectus.

                     THE FLEX-PARTNERS BTB FUND AND TAA FUND
                       CROSS REFERENCE SHEET TO FORM N-1A


Part A.

       Not Applicable.

                         THE FLEX-PARTNERS THE BTB FUND
                       CROSS REFERENCE SHEET TO FORM N-1A

Part B.

Item No.                  Statement of Additional Information
--------                  -----------------------------------
10                        Cover Page

11                        Table of Contents

12                        Not applicable

13                        Investment Policies and Limitations

14(a)(b)                  Trustees and Officers
14(c)                     Not applicable

15(a)(b)                  Not applicable
15(c)                     Trustees and Officers

16(a)(b)                  Investment Adviser and Manager
                          Investment Subadviser
16(c)                     Not applicable
16(d)                     Not applicable
16(e)                     Not applicable
16(f)                     The Distributor
16(g)                     Not applicable
16(h)                     Description of the Trust
16(i)                     Contracts with Companies Affiliated With Manager

17                        Portfolio Transactions

18(a)                     Cover Page
                          Description of the Trust
18(b)                     Not applicable

19(a)                     Additional Purchase and Redemption Information
19(b)                     Valuation of Portfolio Securities
                          Additional Purchase and Redemption Information

20                        Distributions and Taxes

21(a)                     The Distributor
21(b)                     Not applicable
21(c)                     Not applicable

22(a)                     Not applicable
22(b)                     Performance


23                        Financial Statements

                                  THE BTB FUND
                        A FUND OF THE FLEX-PARTNERS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 6, 1995


         This Statement is not a prospectus but should be read in conjunction with the Prospectus of The Flex-Partners (dated May 18, 1995). Please retain this document for future reference. A copy of the Prospectus may be obtained from The Flex-Partners, 6000 Memorial Drive, Dublin, Ohio 43017, or by calling 1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

         The Fund offers two classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class C shares). These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

         Each share of Class A and Class C represents an identical legal interest in the investment portfolio of the Fund and has the same rights, except that the Class C shares bear the higher expenses of a distribution plan for such class which will cause the Class C shares to have a higher expense ratio and to pay lower dividends than the Class A shares. Each class will have exclusive voting rights with respect to its distribution plan. Although the legal rights of holders of Class A and Class C shares are identical, the different expenses borne by each class will result in different net asset values and dividends. The two classes also have different exchange privileges and Class C shares have a conversion feature.


TABLE OF CONTENTS                                          PAGE
Investment Policies and Limitations                          2
Portfolio Transactions                                      15
Valuation of Portfolio Securities                           17
Performance                                                 18
Additional Purchase and Redemption Information              20
Distributions and Taxes                                     24
Investment Adviser and Manager                              25
Investment Subadviser                                       27
The Distributor                                             27
Trustees and Officers                                       28
Flex-Partners Retirement Plans                              31
Contracts With Companies Affiliated With Manager            32
Description of the Trust                                    32
Financial Statements                                        33


INVESTMENT ADVISER                               INVESTMENT SUBADVISER
------------------                               ---------------------
R. Meeder & Associates, Inc.                     Miller/Howard Investments, Inc.


DISTRIBUTOR                                      TRANSFER AGENT
-----------                                      --------------
Roosevelt & Cross, Incorporated                  Mutual Funds Service Co.

                       INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

The Fund's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by the Trustees without shareholder approval. THE FOLLOWING ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT THE FUND FROM INVESTING ALL OR PART OF THE FUND'S ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND OR THE PORTFOLIO MAY NOT

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of the voting securities of such issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others (except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio may invest more than 25% of its total assets in securities of public utility companies;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The Portfolio may borrow money only (a) from a bank or from a registered investment company for which the Manager serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Portfolio will not borrow from other funds advised by the Manager if total outstanding borrowings immediately after such borrowing would exceed 15% of the Portfolio's total assets.

(iv) The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements with remaining maturities in excess of seven days or securities without readily available market quotes.

(v) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vi) The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the Portfolio's net assets) to a registered investment company for which the Manager serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases or debt securities or to repurchase agreements.)

(vii) The Portfolio does not currently intend to purchase securities of other investment companies.

This limitation does not apply to securities received as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

(viii) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

(ix) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(x) The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(xi) The Portfolio does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Subadviser who individually own more than 1/2 of 1% of the securities of such issuer, together own more than 5% of such issuer's securities.

(xii) The Portfolio does not currently intend to invest in electric utilities whose generation of power is derived from nuclear reactors.

         For the Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page 11. For the Portfolio's limitations on short sales, see the section entitled "Short Sales" on page 15.

         MONEY MARKET INSTRUMENTS. When investing in money market instruments, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

         * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

         * Bank Obligations and Instruments Secured Thereby - obligations including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Portfolio invest more than 10% of its assets in time deposits.

         * High Quality Commercial Paper - The Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

         * Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

         * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

         * Repurchase Agreements -- See "Repurchase Agreements" below.

         The Subadviser exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of the Portfolio.

Ratings

1.       Moody's Investors Services, Inc.'s Corporate Bond Rating:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.       Standard and Poor's Corporation's Corporate Bond Rating:

         AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

         AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

         A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.       A-1 and P-1 Commercial Paper Ratings:

         Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

         The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.  Description of Permitted Money Market Investments:

         Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

         U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

          Repurchase Agreements - See "Repurchase Agreements" below.

         Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

         Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

         ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Subadviser determines the liquidity of the Portfolio's investments and, through reports from the Subadviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Portfolio's investments, the Subadviser may consider various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Subadviser may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the- counter options the Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

         RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Portfolio may engage in repurchase agreements with respect to any security in which it is authorized to invest.

         While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is the Portfolio's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Subadviser.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Subadviser. Such transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.

         SECURITIES LENDING. The Portfolio may lend securities to parties such as broker-dealers or institutional investors.

         Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Subadviser to be of good standing. Furthermore, they will only be made if, in the Subadviser's judgment, the consideration to be earned from such loans would justify the risk.

         The Subadviser understands that it is the current view of the SEC Staff that the Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;

(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         FOREIGN INVESTMENTS. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

         Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

         In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Subadviser will be able to anticipate or counter these potential events.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

         American Depository Receipts and European Depository Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

         FOREIGN CURRENCY TRANSACTIONS. The Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio.

         In connection with purchases and sales of securities denominated in foreign currencies, the Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge."

         The Subadviser expects to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. The Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Subadviser.

         The Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of forward currency contracts will depend on the Subadviser's skill in analyzing and predicting currency values. Forward contracts may substantially change the Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as the Subadviser anticipates. For example, if a currency's value rose at a time when the Subadviser had hedged the Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If the Subadviser hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Subadviser increases the Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the Subadviser's use of forward currency contracts will be advantageous to the Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Portfolio.

         LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 50% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the Portfolio's investments in futures contracts and options, and the Portfolio's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

         FUTURES CONTRACTS. When the Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract.

         Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

         If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

         PURCHASING PUT AND CALL OPTIONS. By purchasing a put option the Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. The Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

         A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. The Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the

Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         COMBINED POSITIONS. The Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Portfolio's current or anticipated investments exactly. The Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

         The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         SHORT SALES. The Portfolio may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if the Subadviser anticipates a decline in the price of the stock underlying a convertible security the Portfolio holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

         When the Portfolio enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

         PORTFOLIO TURNOVER. The Portfolio has no fixed policy with respect to portfolio turnover; however, as a result of the Portfolio's investment policies, the Subadviser expects the annual portfolio turnover rate will be 50% or less. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Portfolio.

                             PORTFOLIO TRANSACTIONS

         All orders for the purchase or sale of portfolio securities are placed on behalf of the Portfolio by the Subadviser pursuant to authority contained in the investment advisory agreement and investment subadvisory agreement. The Subadviser is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Subadviser considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio expenses.

         The Fund's brokerage transactions involving securities of companies headquartered in countries other than the United States will be conducted primarily on the markets and principal exchanges of such countries. Foreign markets are generally not as developed as those located in the United States, which may result in higher transaction costs, delayed settlement and less liquidity for trades effected in foreign markets. Transactions on foreign exchanges are usually subject to fixed commissions that generally are higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

         The Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolio or other accounts over which the Subadviser or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Subadviser (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Subadviser's investment staff based upon the quality of research and execution services provided.

         The receipt of research from broker-dealers that execute transactions on behalf of the Portfolio may be useful to the Subadviser in rendering investment management services to the Portfolio or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other Subadviser clients may be useful to the Subadviser in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Subadviser's normal independent research activities; however, it enables the Subadviser to avoid the additional expenses that could be incurred if the Subadviser tried to develop comparable information through its own efforts.

         Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Portfolio to pay such higher commissions, the Subadviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or the Subadviser's overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Subadviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

         The Subadviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund or shares of other Flex-Partners' funds or Flex-funds' funds to the extent permitted by law.

         The Subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Subadviser under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

         The Trustees of the Portfolio periodically review the Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio and review the commissions paid by the Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to the Portfolio.

         From time to time, the Trustees of the Portfolio will review whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

         The Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Portfolio intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

         Although the Trustees and officers of the Portfolio are substantially the same as those of other portfolios managed by the Manager, investment decisions for the Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one portfolio.

         When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the officers of the portfolios involved to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned. In other cases, however, the ability of the Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees of the Portfolio that the desirability of retaining the Manager as investment adviser to the Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


         The Portfolio effects transactions in its portfolio securities on securities exchanges on a non-exclusive basis through Roosevelt & Cross, Incorporated (the "Distributor") in its capacity as a broker-dealer. Because the Distributor is an "affiliated person" of the Portfolio (as such term is defined under the Investment Company Act of 1940) by serving as the distributor of the Fund, the Board of Trustees of the Portfolio has adopted procedures pursuant to Rule 17e-1 under the Investment Company Act of 1940 governing the payment of commissions by the Portfolio to the Distributor in its capacity as a broker-dealer.


                       VALUATION OF PORTFOLIO SECURITIES

         Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price is normally used. Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Fixed-income securities are valued primarily by a pricing service that uses direct exchange quotes and a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

         This twofold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

         Securities and other assets for which there is no readily available market are valued in good faith by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Portfolio if, in the opinion of the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

         Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the New York Stock Exchange (NYSE).

         The values of any such securities held by the Portfolio are determined as of such time for the purpose of computing the Portfolio's net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The Manager gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board of Trustees.

                                  PERFORMANCE

         The Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

         TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value over the period. Average annual total return is determined separately for Class A and Class C shares. Average annual returns will be calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

         In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically, or in a table, graph, or similar illustration.

         NET ASSET VALUE. Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted net asset values are not adjusted for sales charges, if any.

         MOVING AVERAGES. The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing net asset value for a specified period. A short-term moving average is the average of each day's adjusted closing net asset value for a specified period. Moving Average Activity Indicators combine adjusted closing net asset values from the last business day of each week with moving averages for a specified period to produce indicators showing when a net asset value has crossed, stayed above, or stayed below its moving average.

         HISTORICAL FUND RESULTS. The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and total return is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

         From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Flex-Partners or Flex-funds funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

         In advertising materials, the Trust may reference or discuss its products and services, which may include: other Flex-Partners or Flex- funds funds; retirement investing; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to Fund management, investment philosophy, and investment techniques. The Fund may also reprint, and use as advertising and sales literature, articles from Reflexions, a quarterly magazine provided free of charge to Flex-Partners and Flex-funds shareholders.

         VOLATILITY. The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

         MOMENTUM INDICATORS indicate the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period.

         The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

         The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax- deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 1995: Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Subadviser expects the same holiday schedule, with the addition of New Year's Day, to be observed in the future, the NYSE may modify its holiday schedule at any time.

         The Fund's net asset value is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

         If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

         Shareholders of the Fund will be able to exchange their Class A shares for Class A shares of any mutual fund that is a series of The Flex-Partners (each a "Flex-Partners Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange. Shareholders of

The Flex-funds Money Market Fund who acquired such shares upon exchange of Class A shares of the Fund may use the exchange privilege only to acquire Class A shares of a Flex-Partners Fund.

         Shareholders of the Fund may exchange their Class C shares for Class C shares of other Flex-Partners Funds. If Class C shares of the Fund are exchanged for Class C shares of other Flex-Partners Funds, no contingent deferred sales charge will be payable upon such exchange of Class C shares, but a contingent deferred sales charge will be payable upon the redemption of Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the Fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

         At any time after acquiring shares of other funds participating in the Class C exchange privilege, the shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class C shares of the Fund without subjecting such shares to any contingent deferred sales charge. Shares of any fund participating in the Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class C shares of other funds without being subject to any contingent deferred sales charge.

         Additional details about the exchange privilege and prospectuses for each of the Flex-Partners Funds and The Flex-funds Money Market Fund are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Subadviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

         COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other series of the Trust, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "How to Buy Shares - Cumulative Quantity Discount" in the Prospectus.

         An eligible group of related Fund investors includes any combination of the following:

                 (a)      an individual;

                 (b) the individual's spouse, their children and their parents;

                 (c)      the individual's Individual Retirement Account (IRA);

                 (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

                 (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

                 (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

                 (g) one or more employee benefit plans of a company controlled by an individual.

         The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in retirement and group plans described below under "Flex-Partners Retirement Plans."

         RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of the Class A shares of the Fund and Class A shares of other Flex-Partners Funds to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How Net Asset Value is Determined" in the Prospectus. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in the retirement and group plans described below under "Flex-Partners Retirement Plans."

         LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund and Class A shares of other Flex-Partners Funds.
All Class A shares of the Fund and Class A shares of other Flex-Partners Funds which were previously purchased and are still owned are also included in determining the applicable reduction. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in retirement and group plans described below under "Flex-Partners Retirement Plans."

         A Letter of Intent permits a purchase to establish a total investment goal to be achieved by any number of investments over a thirteen- month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in escrow in the name of the purchaser. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

         The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Transfer Agent or, if not paid, the Transfer Agent will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

         AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Account Builder participants.

         Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

         SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having Class A and Class C shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See "How to Buy Shares - Class C Shares" and "Other Shareholder Services" in the Prospectus.

         Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. See "Shareholder Investment Account - Automatic Reinvestment of Dividends and/or Distributions" above. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

         Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

         Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to (i) the purchase of Class A shares and (ii) the withdrawal of Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                            DISTRIBUTIONS AND TAXES

         DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Subadviser may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Subadviser with alternate instructions.

         DIVIDENDS. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividends-received deduction. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore will increase (decrease) dividend distributions. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

         CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

         Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

         FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Because the Fund does not currently anticipate that securities of foreign issuers will constitute more than 25% of the Portfolio's total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

         TAX STATUS OF THE FUND. The Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis. The Fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the Fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit the Fund's investments in such instruments.

         If the Portfolio purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the Portfolio with respect to deferred taxes arising from such distributions or gains.

         The Fund is treated as a separate entity from the other funds of The Flex-Partners Trust for tax purposes.

         OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER

         R. Meeder & Associates, Inc. (the "Manager") is the investment adviser and manager for, and has an Investment Advisory Contract with, the Portfolio.

         Pursuant to the Investment Advisory Contract with the Portfolio, the Manager, subject to the supervision of the Portfolio's Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Portfolio's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of the Portfolio. The Manager also administers the Fund's corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Star Bank, N.A., the Portfolio's custodian and Mutual Funds Service Co., the Fund's transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Agreement and the Manager is free to, and does, render management services to others.

         The Investment Advisory Contract for the Portfolio was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the interests in the Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

         The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

         Costs, expenses and liabilities of the Trust attributable to a particular fund are allocated to that fund. Costs, expenses and liabilities which are not readily attributable to a particular fund are allocated among all of the Trust's funds. Thus, each fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from R. Meeder & Associates or Miller/Howard Investments, Inc.; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of each Class of Shares' distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

         The expenses of the Portfolio include the compensation of the Trustees who are not affiliated with the Adviser or Subadviser; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, of legal counsel and of any transfer agent or accountant of the Portfolio; insurance premiums and other miscellaneous expenses.

         Expenses of the Portfolio also include all fees under its Accounting and Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expenses.

         The Board of Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

         The Manager earns an annual fee, payable in monthly installments as follows. The fee for the Portfolio is based upon the average net assets of the Portfolio and is at the rate of 1% of the first $50 million, 0.75% of the next $50 million and 0.60% in excess of $100 million of average net assets.

         The Manager presently intends to reimburse the Fund through an expense reimbursement fee to the extent necessary to keep total expenses at 1.75% of average daily net assets for Class A Shares and 2.00% of average daily net assets for Class C shares. The Manager may change this policy at any time without notice to shareholders.

         R. Meeder & Associates, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), which is controlled by Robert S. Meeder, Sr. through the ownership of voting common stock. The Manager's officers and directors, and the principal offices are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Robert S. Meeder, Jr., President; G. Robert Kincheloe, Senior Vice President; Philip A. Voelker, Senior Vice President; Donald F. Meeder, Vice President and Secretary; Sherrie L. Acock, Vice President; Robert D. Baker, Vice President; Richard W. Arndt, Vice President; Wesley F. Hoag, General Counsel and Chief Operating

Officer; and Steven T. McCabe, Controller. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and the Portfolio. Each of Mr. Robert
S. Meeder, Jr., Donald F. Meeder, Wesley F. Hoag and Steven T. McCabe is an officer of the Trust and the Portfolio. Mr. Philip A. Voelker is a Trustee and officer of the Portfolio and an officer of the Trust.

                              INVESTMENT SUBADVISER

         Miller/Howard Investments, Inc., 141 Upper Byrdcliffe, Woodstock, New York 12498, serves as the Portfolio's Subadviser. Lowell G. Miller controls the Subadviser through the ownership of voting common stock. Lowell G. Miller is a Trustee of the Trust. The Investment Subadvisory Agreement provides that the Subadviser shall furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, the Subadviser is obligated to keep certain books and records of the Portfolio. The Manager continues to have responsibility for all investment advisory services pursuant to the Investment Advisory Agreement and supervises the Subadviser's performance of such services. Under the Investment Subadvisory Agreement, the Manager, not the Portfolio, pays the Subadviser a fee, computed daily and payable monthly, in an amount equal to 90% of the investment advisory fees received by the Manager under its Investment Advisory Contract with the Portfolio, provided that if a shareholder purchasing shares in the Fund is solicited by the Manager, the Subadviser is compensated by the Manager in an amount equal to 60% of such investment advisory fees received by the Manager.

         The Investment Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Portfolio, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated by the Manager without penalty to the Fund or the Portfolio by the Manager, the Trustees of the Portfolio or by the vote of a majority of the outstanding voting securities of the Portfolio upon not less than 30 days' written notice. The Investment Subadvisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Subadvisory Agreement was approved by the Board of Trustees of the Portfolio, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the shareholders of the Fund.

                                THE DISTRIBUTOR

         Roosevelt & Cross, Incorporated (the "Distributor"), 20 Exchange Place, New York, NY 10005, acts as the distributor of the Class A shares and the Class C shares of the Fund.

         Pursuant to separate plans of distribution (the Class A Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement), the Distributor incurs the expenses of distributing the Fund's Class A shares and Class C shares. See "Distribution Plans" in the Prospectus.

         On August 4, 1994, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A or Class C Plan or in any agreement related to the Plan (the Rule 12b-1 Trustees), at a meeting called for the purpose of voting on the Class A Plan, adopted a plan of distribution for the Class A shares of the Fund. On August 4, 1994, the Board of Trustees, including the Rule 12b-1 Trustees, at a meeting called for the purpose of voting on the Class C Plan, adopted a plan of distribution for the Class C shares of the Fund. The Class A Plan was approved by Class A shareholders of the Fund. The Class C Plan was approved by Class C shareholders of the Fund.

         The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares.
See "How to Buy Shares" in the Prospectus. The amount of distribution expenses reimbursable by Class C shares of the Fund is reduced by the amount of such proceeds.

         The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plans may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the outstanding shares of the Fund. Neither Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of Class A and Class C, as applicable, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under either the Class A or Class C Plan if it is terminated or not continued.

         Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Class A and Class C shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the Trustees who are not interested persons of the Fund.

         Pursuant to the Underwriting Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the Investment Company Act of 1940. The Distribution Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, on May 1, 1995.

                             TRUSTEES AND OFFICERS

         The Trustees and executive officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for other funds advised by the Manager. Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either the Portfolio, the Trust, the Manager or the Subadviser are indicated by an asterisk (*).

         The Trust and the Portfolio are managed by its Trustees and officers. Their names, positions and principal occupations during the past five years are listed below:


Name & Address                      Position Held                 Principal Occupation
--------------                      -------------                 --------------------
ROBERT S. MEEDER, SR.*+           Trustee/                  Chairman, R. Meeder &
                                  President (1)(2)          & Associates, Inc. an
                                                            Investment Adviser

MILTON S. BARTHOLOMEW             Trustee (2)               Retired, formerly a practicing
1424 Clubview Boulevard, S.                                 attorney in Columbus, Ohio
Worthington, OH  43235                                      Member of the Portfolio's Audit
                                                            Committee.

JOHN M. EMERY                     Trustee (1)               Retired, formerly Vice President
2390 McCoy Road                                             & Treasurer of Columbus &
Columbus, OH  43220                                         Southern Ohio Electric Co.
                                                            Member of the Trust's Audit
                                                            Committee.

RICHARD A. FARR                   Trustee (1)               President of R&R Supply Co.
3250 W. Henderson Rd.                                       and General Manager of RAFCo.,
Columbus, OH  43220                                         Inc., two companies involved in
                                                            engineering, consulting & sales of
                                                            heating & air conditioning
                                                            equipment.

RUSSELL G. MEANS                  Trustee (2)               Chairman of Employee Benefit
4789 Rings Road                                             Management Corporation,
Dublin, OH  43017                                           consultants and administrators of
                                                            self-funded health and retirement
                                                            plans.

ROBERT S. MEEDER, JR.*+           Vice President (1)(2)     President of R. Meeder &
                                                            Associates, Inc.

WALTER L. OGLE                    Trustee (2)               Executive Vice President of
One Corporate Drive                                         Godwins, Booke & Dickenson,
Suite 600                                                   Inc. employee benefit, compensation
Clearwater, Fl  43622                                       and human resource consultants.

PHILIP A. VOELKER*+               Trustee (2)/              Senior Vice President of R. Meeder
                                  Vice President (1)(2)     & Associates, Inc.

JAMES B CRAVER*                   Assistant                 Senior Vice President of Signature
6 St. James Avenue                Secretary (1)(2)          Financial Group, Inc. (since
Boston, MA  02116                                           January 1991); Partner, Baker &
                                                            Hostetler, a law firm (August 1984
                                                            to December 1990)

STEVEN T. MCCABE*+                Assistant                 Controller, R. Meeder &
                                  Treasurer (1)(2)          Associates (since April 1991);
                                                            Assistant Treasurer, Cardinal
                                                            Group of Funds (October 1986 to
                                                            April 1990)

DONALD F. MEEDER*+                Secretary/                Vice President of R. Meeder &
                                  Treasurer(1)(2)           Associates, Inc., and President of
                                                            Mutual Funds Service Company

WESLEY F. HOAG*+                  Vice President (1)(2)     General Counsel and Chief
                                                            Operating Officer of R. Meeder &
                                                            Associates, Inc. (since July 1993);
                                                            Attorney, Porter, Wright, Morris &
                                                            Arthur, a law firm (October 1984 to
                                                            June 1993)

WILLIAM L. GURNER                 Trustee (1)               President, Sector Capital
Sector Capital Management                                   Management, an Investment Adviser
One Commerce Square, Suite 1900                             (since January 1995); Manager of
Memphis, TN  38103                                          Trust Investments of Federal Express
                                                            Corporation (1987-1994)

LOWELL G. MILLER*                 Trustee (1)               President, Miller/Howard
Miller/Howard Investments, Inc.                             Investments, Inc., an Investment
141 Upper Byrdcliffe                                        Adviser
Woodstock, NY  12498

ROGER D. BLACKWELL                Trustee (2)               Professor of Marketing and
Blackwell Associates, Inc.                                  Consumer Behavior, The Ohio State
3380 Tremont Road                                           University, and President of
Columbus, OH  43221                                         Blackwell Associates, Inc., a
                                                            strategic consulting firm

NEIL P. RAMSEY                    Trustee (2)               President, Ramsey Financial, a
Suite 215                                                   private investment management
1230 Hurstbourne Parkway                                    company
Louisville, KY  40222

(1) Trustee and/or officer of The Flex-Partners
(2) Trustee and/or officer of the Portfolio

 * "Interested Person" of the Trust (as defined in the Investment Company Act of 1940) and Portfolio.

 +  P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio  43017.

         Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

         Several Trustees and each officer of the Trust hold the same positions with The Flex-funds, a Massachusetts business trust consisting of six separate series. Each Trustee and officer of the Portfolio hold the same positions with each corresponding Portfolio of The Flex-funds. The Manager serves as the investment adviser to each Portfolio of The Flex-funds.

         The Trust pays each Trustee who is not an "interested person" an annual fee of $3,000, plus $750 for each meeting of the Board of Trustees attended regardless of the number of Boards of Trustees on which each Trustee serves. Mr. Emery comprises the Audit Committee for each of The Flex-funds and The Flex-Partners Trusts. Mr. Emery is paid $400 for each meeting of the Audit Committees attended regardless of the number of Audit Committees on which he serves. All other officers and Trustees serve without compensation from the Trust.

         The Trustees and officers of the Fund and the Portfolio own, in the aggregate, less than 1% of the Fund's total outstanding shares.

                         FLEX-PARTNERS RETIREMENT PLANS

         The Trust offers retirement plans which are described in the Prospectus. Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a $500 minimum purchase requirement. Information concerning contribution limitations for IRA accounts are described below.

Individual Retirement Accounts (IRA):

         Limitation on Deductible Contributions - Under prior law an individual with earned income, not yet 70 1/2 years of age, was allowed a deductible IRA contribution, limited to the lesser of earned income or $2,000. Effective for years beginning after December 31, 1986, applicable law limits the deductibility of IRA contributions where the taxpayer is a participant in an employer-sponsored retirement plan and had adjusted gross income (AGI) in excess of $40,000 (joint) and $25,000 (single). For every dollar that AGI exceeds these limits, the maximum deduction is reduced by twenty cents. Thus, a joint filer with AGI greater than $50,000 who is covered by an employer sponsored plan will not be able to make a deductible IRA contribution. The deductible limits for individuals not covered by an employer-sponsored plan were not changed.

         Nondeductible Contributions- Individuals who may not make a deductible contribution due to the limits noted above, may continue to make nondeductible contributions subject to the prior $2,000 limitation. The earnings on such contributions will still accumulate on a tax deferred basis. Individuals will be required to report such contributions on their tax returns.

         Rollover Contributions-Individuals who receive certain lump-sum distributions from employer-sponsored retirement plans may make roll- over contributions to an IRA and by doing so defer taxes on the distribution and shelter any investment earnings.

         A Spousal IRA is also available.

              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER

         Mutual Funds Service Co. provides accounting, stock transfer, dividend disbursing, and shareholder services to the Fund and the Portfolio. The minimum annual fee for accounting services for the Portfolio is $7,500.
Subject to the applicable minimum fee, the Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. Subject to a $4,000 annual minimum fee, each class of shares of the Fund will incur an annual fee, payable monthly, which will be the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services. Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement which was effective February 1, 1995. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of .03% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio.


         The general counsel for the Manager was primarily responsible for preparing and filing with the Securities and Exchange Commission (i) a post-effective amendment to the registration statement for the Trust to add the Fund as an additional series of the Trust and (ii) the registration statement for the Portfolio. Charges in the amounts of $12,000 and $5,000 for such legal services rendered by the Manager on behalf of the Fund and the Portfolio, respectively, will be paid and amortized by the Portfolio and the Fund as organization expenses over a period not exceeding 60 months.


                            DESCRIPTION OF THE TRUST

         TRUST ORGANIZATION.   The assets of the Trust received for the issue
or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

         SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

         The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. The Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

         VOTING RIGHTS.   The Fund's capital consists of shares of beneficial
interest. As a shareholder, you receive one vote for each share you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or the Fund may, as set forth in the Declaration of Trust, call meetings of the Trust or the Fund for any purpose related to the Trust or Fund, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the Trust or the Fund, as determined by the current value of each shareholder's investment in the Fund or Trust. If not so terminated, the Trust and the Fund will continue indefinitely.

         CUSTODIAN. Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Portfolio. The custodian is responsible for the safekeeping of the Portfolio's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Portfolio or in deciding which securities are purchased or sold by the Portfolio. The Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

         AUDITOR. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, serves as the trust's independent accountant. The auditor examines financial statements for the Fund and provides other audit, tax, and related services.


                              FINANCIAL STATEMENTS

         Financial Statements for the Fund and the Portfolio are presented on the following pages.

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995

                                                              BTB FUND
Assets:
  Investment in corresponding portfolio                       $279,475
  Receivable for capital stock issued                           21,406
  Unamortized organizational costs                              27,294
  Prepaid expenses and other assets                             12,892
                                                              --------

Total Assets                                                   341,067
                                                              --------
Liabilities:

  Payable for capital stock redeemed
  Accrued liabilities                                           39,206
                                                              --------

Total Liabilities                                               39,206
                                                              --------
Net Assets:
Capital                                                        295,633
Accumulated net investment income (loss)
Accumulated net realized gain (loss) on investments                 13
Net unrealized gain (loss) on investments                        6,215
                                                              --------

Net Assets                                                    $301,861
                                                              ========
Net Assets:
Class A Shares                                                $280,166
Class C Shares                                                  21,695
                                                              --------

Total                                                         $301,861
                                                              ========
Outstanding units of beneficial interest (shares):
Class A Shares                                                  21,382
Class C Shares                                                   1,657
                                                              --------

Total                                                           23,039
                                                              ========
Net asset value - redemption price per share:
Class A Shares                                                $  13.10
Class C Shares                                                   13.09
                                                              --------
Sales Charge (Class A)                                            4.00%
                                                              --------
Offering price (100%/(100%-Sales Charge) of net asset
value adjusted to nearest cent) per share - Class A           $  13.65
                                                              ========

                             STATEMENT OF OPERATION
                     FOR THE PERIOD ENDED SEPTEMBER 30, 1995


                                                              BTB FUND *
Net investment income (loss) from corresponding
  portfolio:
  Interest                                                     $    91
  Dividends                                                        781
  Expenses                                                        (488)
                                                               -------
Total Net Investment Income (Loss) From
  Corresponding Portfolio                                          384
                                                               -------

Fund Expenses:
  Legal fees                                                       590
  Audit fees                                                       540
  Printing                                                       1,428
  Transfer agent fees                                              900
  Administrative fee                                                 1
  Trustees fees and expenses                                     1,773
  Distribution plan                                                 65
  Shareholder servicing fee                                         54
  Amortization of organizational costs                             385
  Registration                                                   6,789
  Postage                                                          138
  Other expenses                                                   732
                                                               -------

  Total expenses                                                13,395
  Expenses waived                                              (13,490)
                                                               -------

  Total expenses - net                                             (95)
                                                               -------

INVESTMENT INCOME (LOSS) - NET                                     479
                                                               -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS - NET:
  Net realized gain (loss) on futures
  Net realized gain (loss) - other                                  13
  Unrealized appreciation (depreciation) of
    investments                                                  6,215
                                                               -------

NET GAIN (LOSS) ON INVESTMENTS                                   6,228
                                                               -------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $ 6,707
                                                               =======

---------------
* For the period July 11, 1995 to September 30, 1995

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED SEPTEMBER 30, 1995


                                                                           BTB FUND *
                                                              Total        CLASS A       CLASS C
                                                         -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Investment income (loss) - net                              $    479      $    447       $    32
  Net realized gain (loss) on investments                           13            11             2
  Net change in unrealized appreciation
    (depreciation) of investments                                6,215         5,583           632
                                                              --------      --------       -------
Net increase (decrease) in net assets
  resulting from operations                                      6,707         6,041           666
                                                              --------      --------       -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Investment income - net                                         (479)         (446)          (33)
  Tax return of capital                                              0
  Net realized gain from investment
    transactions                                                     0
                                                              --------      --------       -------
Net decrease in net assets resulting
  from dividends and distributions                                (479)         (446)          (33)
                                                              --------      --------       -------
CAPITAL TRANSACTIONS:
  Net proceeds from sales                                      295,180       274,151        21,029
  Reinvestment of dividends                                                      446            33
  Cost of redemptions                                              (26)          (26)
                                                              --------      --------       -------
Net increase (decrease) in net assets
  resulting from capital share transactions                    295,633       274,571        21,062
                                                              --------      --------       -------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        301,861       280,166        21,695

NET ASSETS - Beginning of year                                       0             0             0
                                                              --------      --------        ------

NET ASSETS - End of period                                    $301,861      $280,166      $ 21,695
                                                              ========      ========      ========

SHARE TRANSACTIONS:
Issued                                                          23,011        21,356         1,655
Reinvested                                                          30            28             2
Redeemed                                                            (2)           (2)            0
                                                              --------      --------      --------

Change in shares                                                23,039        21,382         1,657
                                                              ========      ========      ========

---------------
* For the period July 11, 1995 to September 30, 1995

              STATEMENT OF ASSETS AND LIABILITIES
                     SEPTEMBER 30, 1995


                                                    UTILITY STOCK
                                                      PORTFOLIO
ASSETS:

  Investment at market value*                         $2,657,451
  Repurchase Agreements*                                  54,000
  Cash                                                       424
  Interest receivable                                        502
  Dividends receivable                                     7,395
  Prepaid/Other assets
  Organization cost                                       42,383
                                                      ----------
Total Assets                                           2,762,155
                                                      ----------

LIABILITIES:

  Payable for futures contracts settlement
  Payable to investment advisor                            2,115
  Other accrued liabilities                               46,271
                                                      ----------
Total Liabilities                                         48,386
                                                      ----------
NET ASSETS:

Capital                                                2,606,514
Accumulated net investment income (loss)                  13,046
Accumulated net realized gain (loss)
  on investments                                             523
Net unrealized gain (loss) on investments                 93,686
                                                      ----------
Net Assets                                            $2,713,769
                                                      ==========
  *Securities at cost                                  2,617,764

                             STATEMENT OF OPERATION
               FOR THE PERIOD JUNE 21, 1995 TO SEPTEMBER 30, 1995

                                                             UTILITY STOCK
                                                               PORTFOLIO*

INVESTMENT INCOME - NET:
  Interest                                                      $  4,907
  Dividends                                                       23,575
                                                                --------
Total Income                                                      28,482
                                                                --------
Expenses:
  Investment advisory fees                                         5,892
  Legal fees                                                         356
  Audit fees                                                       1,845
  Custodian fees                                                     963
  Accounting fees                                                  2,245
  Trustees fees and expenses                                       1,436
  Insurance
  Amortization of organization cost                                2,507
  Other expenses                                                     193
                                                                --------
  Total Expenses                                                  15,437
  Investment advisory fees waived
                                                                --------
  Total Expenses - net                                            15,437
                                                                --------
INVESTMENT INCOME (LOSS) - NET                                    13,045
                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on futures contracts
  Net realized gain (loss) - other                                   523
  Net change in unrealized appreciation (depreciation)
    of investments                                                93,687
                                                                --------
NET GAIN (LOSS) ON INVESTMENTS                                    94,210
                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                               $107,255
                                                                ========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE PERIOD JUNE 21, 1995 TO SEPTEMBER 30, 1995

                                                                UTILITY STOCK
                                                                  PORTFOLIO*

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Investment income (loss) - net                                $   13,045
  Net realized gain (loss) on investments                              523
  Net change in unrealized appreciation (depreciation)
    of investments                                                  93,687
                                                                ----------
Net increase (decrease) in net assets resulting from
  operations                                                       107,255
                                                                ----------
TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                                  2,622,373
  Withdrawals                                                      (15,859)
                                                                ----------
Net increase( decrease) in net assets resulting from
  transactions of investors' beneficial interests                2,606,514
                                                                ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          2,713,769

NET ASSETS - Beginning of year                                           0
                                                                ----------
NET ASSETS - End of period                                      $2,713,769
                                                                ==========

                           THE FLEX-PARTNERS TAA FUND
                       CROSS REFERENCE SHEET TO FORM N-1A

Part B.

Item No.                  Statement of Additional Information
--------                  -----------------------------------
10                        Cover Page

11                        Table of Contents

12                        Not applicable

13                        Investment Policies and Related Matters

14(a)(b)                  Officers and Trustees
14(c)                     Not applicable

15(a)(b)                  Not applicable
15(c)                     Officers and Trustees

16(a)(b)                  Investment Adviser and Manager
16(c)                     Not applicable
16(d)                     Not applicable
16(e)                     Not applicable
16(f)                     The Distributor
16(g)                     Not applicable
16(h)                     Description of the Trust
16(i)                     Contracts with Companies Affiliated With the Manager

17                        Purchase and Sale of Portfolio Securities

18(a)                     Cover Page
                          Description of the Trust
18(b)                     Not applicable

19(a)                     Additional Purchase and Redemption Information
19(b)                     Valuation of Portfolio Securities
                          Additional Purchase and Redemption Information

20                        Distributions and Taxes

21(a)                     The Distributor
21(b)                     Not applicable
21(c)                     Not applicable

22(a)                     Not applicable
22(b)                     Calculation of Total Return


23                        Financial Statements

                                    TAA FUND

                       A Fund of The Flex-Partners Trust

          Statement of Additional Information Dated December 6, 1995


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Flex-Partners dated May 18, 1995. A copy of the Prospectus may be obtained from The Flex-Partners, 6000 Memorial Drive, Dublin, Ohio 43017, or by calling: 1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

         The Fund offers two classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class C shares). These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

         Each share of Class A and Class C represents an identical legal interest in the investment portfolio of the Fund and has the same rights, except that the Class C shares bear the higher expenses of a distribution plan for such class which will cause the Class C shares to have a higher expense ratio and to pay lower dividends than the Class A shares. Each class will have exclusive voting rights with respect to its distribution plan. Although the legal rights of holders of Class A and Class C shares are identical, the different expenses borne by each class will result in different net asset values and dividends. The two classes also have different exchange privileges and Class C shares have a conversion feature.

                               TABLE OF CONTENTS

                                                           Page
                                                           ----
Investment Policies and Related Matters                      2
         General                                             2
         The Mutual Fund Portfolio                           2
         Money Market Instruments and Bonds                  3
         Ratings                                             5
         Hedging Strategies                                  7
         Investment Restrictions                             9
         Portfolio Turnover                                 10
         Purchase and Sale of Portfolio Securities          10
         Valuation of Portfolio Securities                  11
         Calculation of Total Return                        12
Additional Purchase and Redemption Information              12
Distribution and Taxes                                      15
Investment Adviser and Manager                              16
Officers and Trustees                                       18
The Distributor                                             21
Flex-Partners Retirement Plans                              22
Contracts with Companies Affiliated with the Manager        22
Description of the Trust                                    23

Financial Statements                                        24



INVESTMENT ADVISER                                 TRANSFER AGENT
------------------                                 --------------
R. Meeder & Associates, Inc.                       Mutual Funds Service Co.

DISTRIBUTOR
-----------
Roosevelt & Cross, Incorporated

                    INVESTMENT POLICIES AND RELATED MATTERS


GENERAL

         As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing all of its investable assets in the Mutual Fund Portfolio (the "Portfolio"), the Fund's corresponding portfolio having the same investment objective, policies and restrictions as the Fund. Since the investment characteristics of the Fund correspond directly to those of its corresponding portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

         The investment policies set forth below in this section represent the Portfolio's policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and they may be changed by the Trustees of the Portfolio without shareholder approval. (No such change would be made, however, without 30 days written notice to shareholders.)

         The Manager of the Portfolio places a high degree of importance on protecting portfolio values from severe market declines. Consequently, the Portfolio's assets may at times be invested for defensive purposes in bonds and money market instruments. (See "Money Market Instruments and Bonds" below.)

         Because the Manager intends to employ flexible defensive investment strategies when market trends are not considered favorable, the Manager may occasionally change the entire portfolio of the Portfolio. High transaction costs could result when compared with other funds.

         The Portfolio intends to comply with the short-term trading restrictions of Subchapter M of the Internal Revenue Code of 1986, as amended, although these restrictions could inhibit a rapid change in the Portfolio's investments. The Portfolio will strive for a positive investment return each calendar year.

THE MUTUAL FUND PORTFOLIO

         The Manager will select mutual funds for inclusion in the Portfolio on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Portfolio.

         The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "Additional Investment Policies" in the Trust's Prospectus.)

         In purchasing shares of other mutual funds, the Portfolio will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

         The Portfolio has adopted certain investment restrictions which cannot be changed except with the vote of a majority of the Portfolio's outstanding interests. These restrictions are applicable to the Portfolio and are described elsewhere in this Statement of Additional Information. Investment restrictions for the Portfolio differ from the restrictions applicable to the portfolios in which other Flex-Partners' funds are invested, in that the Portfolio is permitted to invest more than 5% of its assets in the securities of any one issuer; is permitted to purchase the shares of other investment companies (mutual funds); and may invest more than 25% of its assets in any one industry.

         The Portfolio may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any "affiliated persons" of the Trust and the Portfolio, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, the Portfolio will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

         The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by the Portfolio may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

         Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

         Portfolio investment decisions by an underlying mutual fund will be made independent of investment decisions by other underlying mutual funds. Therefore, an underlying mutual fund may be purchasing shares of a company whose shares are simultaneously being sold by some other underlying mutual fund. The result of this would be an indirect transaction expense (principally commissions) for the Mutual Fund Portfolio, without its having changed its investment position.

          The Portfolio may invest in common stocks based upon the criteria described in its investment objectives. Because the Portfolio will only invest directly in common stocks to replicate the performance of popular stock market indices the selection of stocks would be limited to those stocks found in a particular index. Generally, investments in common stocks will not exceed 25% of the Portfolio's net assets.

         For temporary defensive purposes, the Portfolio may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market instruments. The Portfolio may engage in hedging transactions to the extent and for the purposes set forth in the Trust's Prospectus.

MONEY MARKET INSTRUMENTS AND BONDS

         When investing in money market instruments or bonds, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

         * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

         * Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Portfolio invest more than 10% of its assets in time deposits.

         * High Quality Commercial Paper - The Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

         * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

         * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

         * Repurchase Agreements Pertaining to the Above - The Portfolio may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities could be any of those described above, some of which might bear maturities exceeding one year. The Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of the Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Portfolio may enter into repurchase agreements with its custodian (Star Bank, N.A., Cincinnati) when it is advantageous to do so. The Portfolio will not invest more than 10% of its assets, at the time of purchase, in repurchase agreements which mature in excess of seven days.

         The Manager exercises due care in the selection of money market instruments and bonds. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of the Portfolio.

RATINGS

1.       Moody's Investors Services, Inc.'s Corporate Bond Rating:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.       Standard and Poor's Corporation's Corporate Bond Rating:

         AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

         AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

         A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.       A-1 and P-1 Commercial Paper Ratings:

         Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

         The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.  Description of Permitted Money Market Investments:

         Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

         U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

          Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price. The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. The Portfolio could suffer a loss if the bank or securities broker with which the Portfolio had a repurchase agreement were to default.

         Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

         Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

HEDGING STRATEGIES

         The Manager may conduct a hedging program on behalf  of the Portfolio
for any of the reasons described in the Prospectus.   Such a program would
involve entering into options or futures contracts (hedge transactions).

         The objective of an option or futures contract transaction could be to protect a profit or offset a loss in the Portfolio from future price erosion. Or, the objective could be to acquire the right to purchase a fixed amount of securities at a future date for a definite price. In either case, it would not be necessary for a Portfolio to actually buy or sell the securities currently. Instead, the hedge transaction would give the Portfolio the right at a future date to sell, or in other instances buy, the particular securities under consideration or similar securities. The value of shares of common stock or the face amount of government bonds or notes covered by the hedge transaction would be the same, or approximately the same, as the quantity held by the Portfolio or the quantity under consideration for purchase.

         In lieu of the sale of a security, an option transaction could involve the purchase of a put option contract, which would give the Portfolio the right to sell a common stock, government bond or futures contract on an index (see below), at a specified price until the expiration date of the option. The Portfolio will only purchase a put option contract on a stock or bond when the number of shares of the issuer's stock or the face amount of government bonds involved in the option transaction are equal to those owned by the Portfolio. Limitations on the use of put option contracts on an index are described below.

         Also, in lieu of the sale of securities, a futures transaction could involve the sale of a futures contract which would require the Portfolio either
(a) to deliver to the other party to the contract the securities specified and receive payment at the price contracted for, prior to the expiration date of the contract, or (b) to make or entitle it to receive payments representing (respectively) the loss or gain on the security or securities involved in the futures contract.

         The securities involved in an option or futures contract may be stocks or government bonds, or a group of stocks represented by a popular stock market index, and they need not be exactly the same as those owned by the Portfolio. The Manager will select the futures contract which involves a security, group of securities, or index which it feels is closest to a mirror image of the investments held by the Portfolio. However, the securities involved in the contract need not be exactly the same as those owned by the Portfolio, and this may entail additional risk, as described below.

         To the extent that the Portfolio enters into futures contracts which sell an index or group of securities short and which therefore could require the Portfolio to pay the other party to the contract a sum of money measured by any increase in a market index, the Portfolio will be exposing itself to an indeterminate liability. On the other hand, the Portfolio should increase or decrease in value to approximately the same extent as the market index or group of securities, so any loss incurred on the contract should be approximately offset by unrealized gains in the Portfolio's positions. Such an outcome is not guaranteed, and it would be possible for the value of the index and the Portfolio to move in opposite directions, in which case the Portfolio would realize an unexpected gain or loss.

         The Portfolio will only sell an index short when the Manager has decided to reduce the Portfolio's risk for defensive purposes, and will close out the open liability as soon as the Manager decides that a defensive posture is no longer appropriate or the open liability represents an inappropriate risk in the circumstances. In shorting an index, the Portfolio will segregate assets to the full value of the contract and maintain and supplement such segregation to the extent necessary until the short position is eliminated.

         In lieu of the purchase of a security, an option transaction could involve the purchase of a call option which would give the Portfolio the right to buy a specified security (common stock or government bonds) or index aggregate at a specified price until the expiration date of the option contract. Sufficient cash or money market instruments will be segregated and maintained in reserve to complete the purchase. The Portfolio will only purchase call options when the shares of stock or face amount of bonds or value of the index aggregate included in the option are equal to those planned to be purchased by the Portfolio.

         In lieu of the purchase of securities, a futures transaction could involve the purchase of a futures contract which would either (a) require the Portfolio to receive and pay for the securities specified in the futures contract at the price contracted for prior to the expiration date of the contract or (b) require the Portfolio to make payment or receive payment representing (respectively) the loss or gain on the security or securities involved in the contract. The securities may be government bonds, stocks, or a group of stocks such as a popular stock market index, and need not be exactly the same as those intended to be purchased by the Portfolio. The Manager will select the contract (therefore the group of securities) which it believes is most similar to those desired to be purchased by the Portfolio.

         The Portfolio may sell any put or call option contracts it enters into. Such a transaction would normally be used to eliminate or close out a hedged position. The Portfolio may also buy or sell futures contracts to eliminate or close out a hedged position.

         Option contracts will be purchased through organized exchanges and will be limited to those contracts which are cleared through the Options Clearing Corporation. Organized exchanges which presently trade option contracts are the Chicago Board Options Exchange, the American Stock Exchange, the Philadelphia Stock Exchange, the Pacific Stock Exchange, and the New York Stock Exchange.

         Futures contracts will only be entered into through an organized exchange. The exchanges which presently trade financial futures contracts are the New York Futures Exchange, the Chicago Mercantile Exchange, the Chicago Board of Trade, the Kansas City Board of Trade, and the International Monetary Market (at the Chicago Mercantile Exchange).

         Put and call options and financial futures contracts are valued on the basis of the daily settlement price or last sale on the exchanges where they trade. If an exchange is not open, or if there is no sale, the contract is valued at its last bid quotation unless the Trustees determine that such is not a fair value. In the case of a futures contract which entails a potential liability for a gain in a market index, the liability is valued at the last sale of an offsetting contract or if there was no sale, at the last asked quotation unless the Trustees determine that such does not fully reflect the liability.

         In conducting a hedging program for the Portfolio, the Manager may occasionally buy a call on an index or futures contract and simultaneously sell a put on the same index or futures contract. Or, in other circumstances, it may sell a call and simultaneously buy a put on the same index or futures contract.

         When conducting a hedging program on behalf of the Portfolio, the Portfolio will establish and maintain with the Custodian segregated accounts
for the deposit and maintenance of margin requirements.   Such deposits will be
in the form of cash or U.S. Government securities in amounts as shall be required from time to time by the broker or the exchange on which the transactions are effected for the Portfolio.

INVESTMENT RESTRICTIONS

         The investment restrictions below have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or the Portfolio, respectively, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Vote"). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Fund shareholders and will cast its votes as instructed by the shareholders.

         Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or part of the Fund's assets in the Portfolio, the Fund nor the Portfolio may: (a) Issue senior securities; (b) Borrow money except as a temporary measure, and then only in an amount not to exceed 5% of the value of its net assets (whichever is less) taken at the time the loan is made, or pledge its assets taken at value to any extent greater than 15% of its gross assets taken at cost; (c) Act as underwriter of securities of other issuers; (d) Invest in real estate except for office purposes; (e) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes; (f) Lend its funds or other assets to any other person; however, the purchase of a portion of publicly distributed bonds, debentures or other debt instruments, the purchase of certificates of deposit, U.S. Treasury Debt Securities, and the making of repurchase agreements are permitted, provided repurchase agreements with fixed maturities in excess of 7 days do not exceed 10% of its total assets; (g) Purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements with remaining maturities in excess of seven days or securities without readily available market quotes; (h) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions; (i) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities; (j) Purchase or retain any securities of an issuer, any of whose officers, directors or security holders is an officer or director of the Trust or the Portfolio, if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities; (k) Invest in securities of companies which have a record of less than three years' continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested; (l) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs; and (m) Invest in warrants.

         In order to comply with certain state investment restrictions, each of the Trust's and the Portfolio's operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral leases or programs; and (c) Purchase real estate limited partnerships.

PORTFOLIO TURNOVER

         The portfolio turnover rate for the fiscal year ended December 31, 1994 in the Mutual Fund Portfolio was 168% (1993 - 280%). Resultant turnover rates are primarily a function of the Manager's response to market conditions. In the Manager's opinion, it was in the best interest of the Portfolio to change its portfolio to a fully or partially defensive position at various times during the year. This defensive investment strategy can produce high portfolio turnover ratios when calculated in accordance with SEC rules. However, viewed in terms of "round trips", the Portfolio completed three quarters of a "round trip" in the stock market during the year.

         The portfolio turnover rate for the Portfolio is not expected to exceed 300% in the current year.

PURCHASE AND SALE OF PORTFOLIO SECURITIES

         The Portfolio seeks to obtain the best available prices on, and firm execution of, all purchases and sales of portfolio securities. In order to do so, it may buy securities from or sell securities to broker/dealers acting as principals and may use primary markets in the purchase or sale of over-the-counter securities, unless best price and execution can be obtained in some other way.

         Satisfied that it is obtaining the best available price and favorable execution, the Portfolio may, from time to time, place orders for the purchase or sale of portfolio securities with broker/dealers who provide research, statistical or other financial information or services ("research") to it or to
R. Meeder & Associates, Inc. ("RMA"), or to any other client for which RMA acts as investment adviser. The reasonableness of brokerage commissions paid by the Portfolio in relation to transaction and research services received is evaluated by the staff of RMA on an ongoing basis. The general level of brokerage charges and other aspects of the Portfolio's portfolio transactions are reviewed periodically by its Board of Trustees.

         RMA is the principal source of information and advice to the Portfolio and is responsible for making and initiating the execution of investment decisions for the Portfolio. However, it is recognized by the Trustees that it is important for RMA, in performing its responsibilities to the Portfolio, to continue to receive and evaluate the broad spectrum of economic and financial information which many securities brokers have customarily furnished in connection with brokerage transactions and that, in compensating brokers for their services, it is in the interest of the Portfolio to take into account the value of the information received for use in advising the Portfolio. The extent, if any, to which the obtaining of such information may reduce the expenses of RMA in providing management services to the Portfolio is not determinable. In addition, it is understood by the Trustees that other clients of RMA might also benefit from the information obtained for the Portfolio, in the same manner that the Portfolio might also benefit from information obtained by RMA in performing services to others.

         RMA utilizes brokers who have demonstrated an ability to execute orders on a favorable basis, or who are able to provide research or other services. RMA does not knowingly authorize a higher rate of commission to one broker than to any other. In order to assure itself that the Portfolio is paying reasonable commissions, RMA will periodically attempt to determine the rates being paid by other institutional investors of similar size.

         Currently, RMA negotiates for commissions equal to no more than 20 basis points (1/5 of 1%) and is generally able to hold commissions at or below that level. Debt securities are purchased on a net basis.

         RMA and the Trust have previously purchased various research and other services with brokerage commissions paid to or for the benefit of certain entities.

         It is the opinion of the Trust, the Portfolio and RMA that the receipt of research from brokers will not materially reduce RMA's own research activities or the overall cost of fulfilling its contracts with the Trust or the Portfolio. Neither the Trust nor the Portfolio has any broker/dealer affiliate.

         The Portfolio paid no commissions in 1993 or 1994 and paid $28,928 in commissions in 1992 on the purchase and sale of portfolio securities.

VALUATION OF PORTFOLIO SECURITIES

         Securities owned by a Portfolio and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability; i.e., at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit, commercial paper, etc.) in the Portfolios, having maturities of 60 days or less, are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith at its own expense under the direction of the Trustees.

         Other assets, which include cash, prepaid and accrued items and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

CALCULATION OF TOTAL RETURN

         From time to time, the Fund may advertise its average annual total returns for various periods of time. When applicable, depending on the Fund, the periods of time shown will be for a one-year period; a five-year period (or relevant portion thereof) and since inception. Period and average annualized total return are calculated separately for Class A and Class C shares. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Fund will assume a hypothetical investment of $1,000 at the beginning of each period.

         It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 P (1+T)(n)  =  ERV
                 P = initial investment of $1,000
                 T = average annual total return
                 n = Number of years
                 ERV = ending redeemable value at the
                 end of the base period

THE TAA FUND:

                                                            Total Return
                          -------------------------------------------------------------------------
                                 1 Year                    5 Years                Since Inception
                              Period Ended               Period Ended               Period Ended
                           December 31, 1994          December 31, 1994          December 31, 1994
                           -----------------          -----------------          ------------------
Value of Account
  At end of Period                $       0                $       0                  $       0

Value of Account
  At beginning  of Period          1,000.00                 1,000.00                   1,000.00
                                   --------                 --------                  ---------

Base Period Return                $       0                $       0                  $       0

Average Total Return                      0                        0                          0

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shareholders of the Fund will be able to exchange their Class A shares for Class A shares of any mutual fund that is a series of The Flex-Partners (each a "Flex-Partners Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of Class A shares of the Fund may use the exchange privilege only to acquire Class A shares of a Flex-Partners Fund.

         Shareholders of the Fund may exchange their Class C shares for Class C shares of other Flex-Partners Funds. If Class C shares of the Fund are exchanged for Class C shares of other Flex-Partners Funds, no contingent deferred sales charge will be payable upon such exchange of Class C shares, but a contingent deferred sales charge will be payable upon the redemption of Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the Fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

         At any time after acquiring shares of other funds participating in the Class C exchange privilege, the shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class C shares of the Fund without subjecting such shares to any contingent deferred sales charge. Shares of any fund participating in the Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class C shares of other funds without being subject to any contingent deferred sales charge.

         Additional details about the exchange privilege and prospectuses for each of the Flex-Partners Funds and The Flex-funds Money Market Fund are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

         All redemptions in kind shall be of readily marketable securities.

         COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other series of the Trust, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "How to Buy Shares - Cumulative Quantity Discount" in the Prospectus.

         An eligible group of related Fund investors includes any combination of the following:

                 (a)      an individual;

                 (b) the individual's spouse, their children and their parents;

                 (c)      the individual's Individual Retirement Account (IRA);

                 (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

                 (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

                 (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

                 (g) one or more employee benefit plans of a company controlled by an individual.

         The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in retirement and group plans described below under "Flex-Partners Retirement Plans."

         RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of the Class A shares of the Fund and Class A shares of other Flex-Partners Funds to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How Net Asset Value is Determined" in the Prospectus. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in the retirement and group plans described below under "Flex-Partners Retirement Plans."

         LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund and Class A shares of other Flex-Partners Funds.
All Class A shares of the Fund and Class A shares of other Flex-Partners Funds which were previously purchased and are still owned are also included in determining the applicable reduction. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in retirement and group plans described below under "Flex-Partners Retirement Plans."

         A Letter of Intent permits a purchase to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in escrow in the name of the purchaser. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

         The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Transfer Agent or, if not paid, the Transfer Agent will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

         AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Account Builder participants.

         Further information about these programs and an application form can be obtained from the Distributor.

         SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having Class A and Class C shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See "How to Buy Shares - Class C Shares" and "Other Shareholder Services" in the Prospectus.

         Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

         Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

         Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to (i) the purchase of Class A shares and (ii) the withdrawal of Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                            DISTRIBUTIONS AND TAXES

         DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

         DIVIDENDS. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as non-qualifying dividends and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividends-received deduction. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

         CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

         Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

         TAX STATUS OF THE FUND. The Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis. The Fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the Fund's gross income for each fiscal year. Gains from futures contracts and options are included in this 30% calculation, which may limit the Fund's investments in such instruments.

         The Fund is treated as a separate entity from the other funds of The Flex-Partners Trust for tax purposes.

         OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER

         R. Meeder & Associates, Inc. (the "Manager") is the investment adviser and manager for, and has an Investment Advisory Contract with, the Portfolio.

         Pursuant to the Investment Advisory Contract with the Portfolio, the Manager, subject to the supervision of the Portfolio's Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Portfolio's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of the Portfolio. The Manager also administers the Fund's corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Star Bank, N.A., the Portfolio's custodian and Mutual Funds Service Co., the Fund's transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Agreement and the Manager is free to, and does, render management services to others.

         The Investment Advisory Contract for the Portfolio was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the interests in the Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

         The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

         Costs, expenses and liabilities of the Trust attributable to a particular fund are allocated to that fund. Costs, expenses and liabilities which are not readily attributable to a particular fund are allocated among all of the Trust's funds. Thus, each fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from R. Meeder & Associates; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of each Class of Shares' distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

         The expenses of the Portfolio include the compensation of the Trustees who are not affiliated with the Manager; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, of legal counsel and of any transfer agent or accountant of the Portfolio; insurance premiums and other miscellaneous expenses.

         Expenses of the Portfolio also include all fees under its Accounting and Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expenses.

         The Board of Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

         The Manager earns an annual fee, payable in monthly installments as follows. The fee for the Portfolio is based upon the average net assets of the Portfolio and is at the rate of 1% of the first $50 million, 0.75% of the next $50 million and 0.60% in excess of $100 million of average net assets.

         The Manager presently intends to reimburse the Fund through an expense reimbursement fee to the extent necessary to keep total expenses at 1.75% of average daily net assets for Class A Shares and 2.00% of average daily net assets for Class C shares. The Manager may change this policy at any time without notice to shareholders.

         R. Meeder & Associates, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), which is controlled by Robert S. Meeder, Sr. through the ownership of voting common stock. The Manager's officers and directors, and the principal offices are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Robert S. Meeder, Jr., President; G. Robert Kincheloe, Senior Vice President; Philip A. Voelker, Senior Vice President; Donald F. Meeder, Vice President and Secretary; Sherrie L. Acock, Vice President; Robert D. Baker, Vice President; Richard W. Arndt, Vice President; Wesley F. Hoag, General Counsel and Chief Operating Officer; and Steven T. McCabe, Controller. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and the Portfolio. Each of Mr. Robert S. Meeder, Jr., Donald F. Meeder, Wesley F. Hoag and Steven T. McCabe is an officer of the Trust and the Portfolio. Mr. Philip A. Voelker is a Trustee and officer of the Portfolio and an officer of the Trust.

                             OFFICERS AND TRUSTEES

         The Trustees and executive officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for other funds advised by the Manager. Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either the Portfolio, the Trust or the Manager are indicated by an asterisk (*).

         The Trust and the Portfolio are managed by its Trustees and officers. Their names, positions and principal occupations during the past five years are listed below:

                                           Position                 Principal
Name & Address                               Held                   Occupation
--------------                             --------                 ----------
ROBERT S. MEEDER, SR.*+                    Trustee/                 Chairman, R. Meeder &
                                           President (1)(2)         & Associates, Inc. an
                                                                    Investment Adviser

MILTON S. BARTHOLOMEW                      Trustee (2)              Retired, formerly a practicing
1424 Clubview Boulevard, S.                                         attorney in Columbus, Ohio
Worthington, OH  43235                                              Member of the Portfolio's Audit
                                                                    Committee.

JOHN M. EMERY                              Trustee (1)              Retired, formerly Vice President
2390 McCoy Road                                                     & Treasurer of Columbus &
Columbus, OH  43220                                                 Southern Ohio Electric Co.
                                                                    Member of the Trust's Audit
                                                                    Committee.

RICHARD A. FARR                            Trustee (1)              President of R&R Supply Co.
3250 W. Henderson Rd.                                               and General Manager of RAFCo.,
Columbus, OH  43220                                                 Inc., two companies involved in
                                                                    engineering, consulting & sales of
                                                                    heating & air conditioning
                                                                    equipment.

RUSSELL G. MEANS                           Trustee (2)              Chairman of Employee Benefit
4789 Rings Road                                                     Management Corporation,
Dublin, OH  43017                                                   consultants and administrators of
                                                                    self-funded health and retirement
                                                                    plans.

ROBERT S. MEEDER, JR.*+                    Vice President (1)(2)    President of R. Meeder &
                                                                    Associates, Inc.

WALTER L. OGLE                             Trustee (2)              Executive Vice President of
One Corporate Drive                                                 Godwins, Booke & Dickenson,
Suite 600                                                           Inc. employee benefit, compensation
Clearwater, Fl  43622                                               and human resource consultants.

PHILIP A. VOELKER*+                        Trustee (2)/             Senior Vice President of R. Meeder
                                           Vice President (1)(2)    & Associates, Inc.

JAMES B CRAVER*                            Assistant                Senior Vice President of Signature
6 St. James Avenue                         Secretary (1)(2)         Financial Group, Inc. (since
Boston, MA  02116                                                   January 1991); Partner, Baker &
                                                                    Hostetler, a law firm (August 1984
                                                                    to December 1990)

STEVEN T. MCCABE*+                         Assistant                Controller, R. Meeder &
                                           Treasurer (1)(2)         Associates (since April 1991);
                                                                    Assistant Treasurer, Cardinal
                                                                    Group of Funds (October 1986 to
                                                                    April 1990)

DONALD F. MEEDER*+                         Secretary/               Vice President of R. Meeder &
                                           Treasurer(1)(2)          Associates, Inc., and President of
                                                                    Mutual Funds Service Co.

WESLEY F. HOAG*+                           Vice President (1)(2)    General Counsel and Chief
                                                                    Operating Officer of R. Meeder &
                                                                    Associates, Inc. (since July 1993);
                                                                    Attorney, Porter, Wright, Morris &
                                                                    Arthur, a law firm (October 1984 to
                                                                    June 1993)

WILLIAM L. GURNER                          Trustee (1)              President, Sector Capital
Sector Capital Management                                           Management, an Investment Advisor
One Commerce Square, Suite 1900                                     (since January 1995); Manager of
                                                                    Trust Investments of Federal
                                                                    Express Corporation (1987-1994)
Memphis, TN  38103

LOWELL G. MILLER*                          Trustee (1)              President, Miller/Howard
Miller/Howard Investments, Inc.                                     Investments, Inc., an Investment
141 Upper Byrdcliffe                                                Adviser
Woodstock, NY  12498

ROGER  D. BLACKWELL                        Trustee (1)              Professor of Marketing and
Blackwell Associates, Inc.                                          Consumer Behavior, The Ohio State
3380 Tremont Road                                                   University, and President of
Columbus, OH  43221                                                 Blackwell Associates, Inc., a
                                                                    strategic consulting firm

NEIL P. RAMSEY                             Trustee (2)              President, Ramsey Financial, a
Suite 215                                                           private investment management
1230 Hurstbourne Parkway                                            company
Louisville, KY  40222

(1)  Trustee and/or officer of The Flex-Partners
(2)  Trustee and/or officer of the Portfolio

*"Interested Person" of the Trust (as defined in the Investment Company Act of
1940) and Portfolio.

+P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio  43017.

         Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

         Several Trustees and each officer of the Trust hold the same positions with The Flex-funds, a Massachusetts business trust consisting of six separate series. Each Trustee and officer of the Portfolio hold the same positions with each corresponding Portfolio of The Flex-funds. The Manager serves as the investment adviser to each portfolio of The Flex-funds.

         The Trust pays each Trustee who is not an "interested person" an annual fee of $3,000, plus $750 for each meeting of the Board of Trustees attended regardless of the number of Boards of Trustees on which each Trustee serves. Mr. Emery comprises the Audit Committee for each of The Flex-funds and The Flex-Partners Trusts. Mr. Emery is paid $400 for each meeting of the Audit Committees attended regardless of the number of Audit Committees on which he serves. All other officers and Trustees serve without compensation from the Trust.

         The Trustees and officers of the Fund and the Portfolio own, in the aggregate, less than 1% of the Fund's total outstanding shares.

                                THE DISTRIBUTOR

         Roosevelt & Cross, Incorporated (the "Distributor"), 20 Exchange Place, New York, New York 10005, acts as the distributor of the Class A shares and the Class C shares of the Fund.

         Pursuant to separate plans of distribution (the Class A Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement), the Distributor incurs the expenses of distributing the Fund's Class A shares and Class C shares. See "Distribution Plans" in the Prospectus.

         On August 4, 1994, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A or Class C Plan or in any agreement related to the Plan (the Rule 12b- 1 Trustees), at a meeting called for the purpose of voting on the Class A Plan, adopted a plan of distribution for the Class A shares of the Fund. On August 4, 1994, the Board of Trustees, including the Rule 12b-1 Trustees, at a meeting called for the purpose of voting on the Class C Plan, adopted a plan of distribution for the Class C shares of the Fund. The Class A Plan was approved by Class A shareholders of the Fund. The Class C Plan was approved by Class C shareholders of the Fund.

         The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares.
See "How to Buy Shares" in the Prospectus. The amount of distribution expenses reimbursable by Class C shares of the Fund is reduced by the amount of such proceeds.

         The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plans may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the outstanding shares of the Fund. Neither Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of Class A and Class C, as applicable, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under either the Class A or Class C Plan if it is terminated or not continued.

         Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Class A and Class C shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the Trustees who are not interested persons of the Fund.

         Pursuant to the Underwriting Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the Investment Company Act of 1940. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, on May 1, 1995.

                        FLEX-PARTNERS RETIREMENT PLANS

         The Trust offers retirement plans which are described in the Prospectus. Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a $500 minimum purchase requirement. Information concerning contribution limitations for IRA accounts are described below.

Individual Retirement Accounts (IRA):

         Limitation on Deductible Contributions - Under prior law an individual with earned income, not yet 70 1/2 years of age, was allowed a deductible IRA contribution, limited to the lesser of earned income or $2,000. Effective for years beginning after December 31, 1986, applicable law limits the deductibility of IRA contributions where the taxpayer is a participant in an employer-sponsored retirement plan and had adjusted gross income (AGI) in excess of $40,000 (joint) and $25,000 (single). For every dollar that AGI exceeds these limits, the maximum deduction is reduced by twenty cents. Thus, a joint filer with AGI greater than $50,000 who is covered by an employer sponsored plan will not be able to make a deductible IRA contribution. The deductible limits for individuals not covered by an employer-sponsored plan were not changed.

         Nondeductible Contributions - Individuals who may not make a deductible contribution due to the limits noted above, may continue to make nondeductible contributions subject to the prior $2,000 limitation. The earnings on such contributions will still accumulate on a tax deferred basis. Individuals will be required to report such contributions on their tax returns.

         Rollover Contributions - Individuals who receive certain lump-sum distributions from employer-sponsored retirement plans may make roll- over contributions to an IRA and by doing so defer taxes on the distribution and shelter any investment earnings.

         A Spousal IRA is also available.

              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER

         Mutual Funds Service Co. provides accounting, stock transfer and dividend disbursing services to the Fund and the Portfolio. The minimum annual fee for accounting services for the Portfolio is $7,500. Subject to the applicable minimum fee, the Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. Subject to a $4,000 annual minimum fee, each class of shares of the Fund will incur an annual fee, payable monthly, which will be the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, for stock transfer and dividend disbursing services. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio.

         Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement which was effective February 1, 1995. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of 0.03% of the Fund's average net assets.


         The general counsel for the Manager was primarily responsible for preparing and filing with the Securities and Exchange Commission a post-effective amendment to the registration statement for the Trust to add the Fund as an additional series of the Trust. A charge in the amount of $12,000 for such legal services rendered by the Manager on behalf of the Fund will be paid and amortized by the Fund as an organization expense over a period not exceeding 60 months.


                            DESCRIPTION OF THE TRUST

         Trust Organization. The assets of the Trust received for the issue or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

         Shareholder and Trustee Liability. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

         The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. The Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

         Voting Rights. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each share you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or the Fund may, as set forth in the Declaration of Trust, call meetings of the Trust or the Fund for any purpose related to the Trust or Fund, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the Trust or the Fund, as determined by the current value of each shareholder's investment in the Fund or Trust. If not so terminated, the Trust and the Fund will continue indefinitely.

         Custodian. Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Portfolio. The custodian is responsible for the safekeeping of the Portfolio's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Portfolio or in deciding which securities are purchased or sold by the Portfolio. The Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

         Auditor. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, serves as the Trust's independent accountant. The auditor examines financial statements for the Fund and provides other audit, tax, and related services.


                              FINANCIAL STATEMENTS

         Financial statements for the Fund are presented on the following pages.

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995

                                                            TAA FUND
Assets:

  Investment in corresponding portfolio                   $  9,793,746
  Receivable for capital stock issued                          178,046
  Unamortized organizational costs                              26,460
  Prepaid expenses and other assets                              7,557
                                                          ------------

Total Assets                                                10,005,809
                                                          ------------
Liabilities:

  Payable for capital stock redeemed                             2,500
  Accrued liabilities                                           52,158
                                                          ------------

Total Liabilities                                               54,658
                                                          ------------
Net Assets:
Capital                                                      9,336,023
Accumulated net investment income (loss)                       (23,812)
Accumulated net realized gain (loss) on investments            127,482
Net unrealized gain (loss) on investments                      511,458
                                                          ------------

Net Assets                                                $  9,951,151
                                                          ============
Net Assets:
Class A Shares                                                     N/A
Class C Shares                                               9,951,151
                                                          ------------

Total                                                     $  9,951,151
                                                          ============
Outstanding units of beneficial interest (shares):
Class A Shares                                                     N/A
Class C Shares                                                 692,514
                                                          ------------

Total                                                          692,514
                                                          ============
Net asset value - redemption price per share:
Class A Shares                                            $        N/A
Class C Shares                                                   14.37
                                                          ============
Sales Charge (Class A)                                            4.00%
                                                          ------------
Offering price (100%/(100%-Sales Charge) of net asset
value adjusted to nearest cent) per share - Class A       $        N/A
                                                          ============

                             STATEMENT OF OPERATION
                    FOR THE PERIOD ENDED SEPTEMBER 30, 1995


                                                            TAA FUND *
Net investment income (loss) from corresponding
  portfolio:
  Interest                                                  $   10,407
  Dividends                                                      1,069
  Expenses                                                     (16,594)
                                                            ----------
Total Net Investment Income (Loss) From
  Corresponding Portfolio                                       (5,118)
                                                            ----------

Fund Expenses:
  Legal fees                                                       483
  Audit fees                                                     2,551
  Printing                                                       2,160
  Transfer agent fees                                            1,284
  Administrative fee                                               409
  Trustees fees and expenses                                     2,956
  Distribution plan                                             13,131
  Shareholder servicing fee                                      4,377
  Amortization of organizational costs                           1,633
  Registration                                                   4,456
  Postage                                                          210
  Other expenses                                                   559
                                                            ----------

  Total expenses                                                34,209
  Expenses waived                                              (15,515)
                                                            ----------

  Total expenses - net                                          18,694
                                                            ----------

INVESTMENT INCOME (LOSS) - NET                                 (23,812)
                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS - NET:
  Net realized gain (loss) on futures                           48,998
  Net realized gain (loss) - other                              78,484
  Unrealized appreciation (depreciation) of
    investments                                                511,458
                                                            ----------

NET GAIN (LOSS) ON INVESTMENTS                                 638,940
                                                            ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $  615,128
                                                            ==========


---------------
* For the period June 1, 1995 to September 30, 1995

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED SEPTEMBER 30, 1995


                                                                    TAA FUND *
                                                        Total        CLASS A         CLASS C
                                                     -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Investment income (loss) - net                     $   (23,812)   $         0    $   (23,812)
  Net realized gain (loss) on investments                127,482              0        127,482
  Net change in unrealized appreciation
    (depreciation) of investments                        511,458              0        511,458
                                                     -----------    -----------    -----------
Net increase (decrease) in net assets
  resulting from operations                              615,128              0        615,128
                                                     -----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Investment income - net                                      0
  Tax return of capital                                        0
  Net realized gain from investment
    transactions                                               0
                                                     -----------    -----------    -----------
Net decrease in net assets resulting
  from dividends and distributions                             0              0              0
                                                     -----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Net proceeds from sales                              9,439,853      9,439,853
  Reinvestment of dividends
  Cost of redemptions                                   (103,830)                     (103,830)
                                                     -----------    -----------    -----------
Net increase (decrease) in net assets
  resulting from capital share transactions            9,336,023              0      9,336,023
                                                     -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                9,951,151              0      9,951,151

NET ASSETS - Beginning of year                                 0              0              0
                                                     -----------    -----------    -----------

NET ASSETS - End of period                           $ 9,951,151    $         0    $ 9,951,151
                                                     ===========    ===========    ===========


SHARE TRANSACTIONS:
Issued                                                   699,776              0        699,776
Reinvested                                                     0              0              0
Redeemed                                                  (7,262)             0         (7,262)
                                                     -----------    -----------    -----------

Change in shares                                         692,514              0        692,514
                                                     ===========    ===========    ===========


---------------
* For the period June 1, 1995 to September 30, 1995

                                    PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

         (a)   Financial Statements

                 Financial Statements included in Part A

                          Financial Highlights

                 Financial Statements included in Part B

                 REGISTRANT - THE FLEX-PARTNERS' TAA FUND AND BTB
                          FUND

                 Unaudited Statements of Assets and Liabilities - September 30,
                          1995
                 Unaudited Statements of Operations - For the period ended
                          September 30, 1995
                 Unaudited Statements of Changes in Net Assets - For the period ended September 30, 1995

                 PORTFOLIOS - UTILITIES STOCK PORTFOLIO

                 Unaudited Statement of Assets and Liabilities - September 30,
                          1995
                 Unaudited Statement of Operations - For the period ended
                          September 30, 1995
                 Unaudited Statement of Changes in Net Assets - For the period ended September 30, 1995

Statements and schedules other than those listed above are omitted because they are not required, or because the information required is included in the financial statements or notes thereto.

         (b)  Exhibits:

                 Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to its Registration Statement meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, and the State of Ohio on the 6th day of December, 1995.


                                                    THE FLEX-PARTNERS


                                                    BY: /s/ Wesley F. Hoag
                                                       -------------------------
                                                            Wesley F. Hoag
                                                            Vice President



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          December 6, 1995                        /s/ Wesley F. Hoag
          ----------------                 ------------------------------
            Date Signed                    Wesley F. Hoag, Vice President




                         Pursuant to Powers of Attorney
                    copies of which are being filed herewith
            as Exhibits, for Robert S. Meeder, Sr., Richard A. Farr,
                       John M. Emery, Roger D. Blackwell,
                        Lowell Miller and William Gurner
                         Trustees of The Flex-Partners




          December 6, 1995                        /s/ Wesley F. Hoag
          ----------------                 ------------------------------
            Date Signed                        Wesley F. Hoag
                                               Executed by Wesley F. Hoag
                                               Pursuant to Powers of Attorney

                                   SIGNATURES



         Mutual Fund Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-Partners (File No. 33-48922) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 6th day of December, 1995.



                                                     MUTUAL FUND PORTFOLIO


                                                     By: /s/ Wesley F. Hoag
                                                        ------------------------
                                                           Wesley F. Hoag




         This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-Partners (File No. 33-48922) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on December 6, 1995.



         Signature                      Title
         ---------                      -----

/s/ Robert S. Meeder, Sr.*              President and Trustee
-----------------------------
    Robert S. Meeder, Sr.

/s/ Milton S. Bartholomew*              Trustee
-----------------------------
    Milton S. Bartholomew

/s/ Russel G. Means*                    Trustee
-----------------------------
    Russel G. Means

/s/ Donald F. Meeder
----------------------------            Secretary/Treasurer, Principal Financial
    Donald F. Meeder                    Officer and Principal Accounting Officer


/s/ Walter L. Ogle*                     Trustee
-----------------------------
    Walter L. Ogle

/s/ Philip A. Voelker*                  Vice President and Trustee
-----------------------------
    Philip A. Voelker

/s/ Neil P. Ramsey*                     Trustee
-----------------------------
    Neil P. Ramsey


*By: /s/ Wesley F. Hoag
   --------------------------
    Wesley F. Hoag
    Executed by Wesley F. Hoag on behalf
    of those indicated pursuant to Powers of Attorney

                                   SIGNATURES


         Utilities Stock Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-Partners to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 6th day of December, 1995.



                                                       UTILITIES STOCK PORTFOLIO


                                                       By: /s/ Wesley F. Hoag
                                                          ----------------------
                                                             Wesley F. Hoag




         This Registration Statement on Form N-1A of The Flex-Partners has been signed below by the following persons in the capacities with respect to the Portfolio indicated on December 6, 1995.



         Signature                      Title
         ---------                      -----


/s/ Robert S. Meeder, Sr.*              President and Trustee
-----------------------------
    Robert S. Meeder, Sr.

/s/ Milton S. Bartholomew*              Trustee
-----------------------------
    Milton S. Bartholomew

/s/ Russel G. Means*                    Trustee
-----------------------------
    Russel G. Means

/s/ Donald F. Meeder
-----------------------------           Secretary/Treasurer, Principal Financial
    Donald F. Meeder                    Officer and Principal Accounting Officer


/s/ Walter L. Ogle*                     Trustee
-----------------------------
    Walter L. Ogle

/s/ Philip A. Voelker*                  Vice President and Trustee
-----------------------------
    Philip A. Voelker

/s/ Neil P. Ramsey*                     Trustee
-----------------------------
    Neil P. Ramsey


*By:  /s/ Wesley F. Hoag
    -------------------------
       Wesley F. Hoag
       Executed by Wesley F. Hoag on behalf
       of those indicated pursuant to Powers of Attorney